Available-for-sale financial assets (Details Textuals) - Minera Yanacocha SRL and subsidiary [Member] - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of available-for-sale financial assets [Line Items]
Purchase of available-for-sale financial assets	$ 13
Non-current financial assets available-for-sale		$ 23,000,000	$ 16,454,000
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		$ 3,244,000	$ 651,000	$ 757,000